Commissions and Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commissions And Expenses [abstract]
Depreciation expense included in administration expenses	€ 87	€ 80	€ 105
Minimum lease payments recognized as expense	0
Amount included in employee expenses relating to defined contributions	€ 43	€ 44	€ 46
Vesting period	2 years